UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$754,565
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	515	595,855

		$1,350,420

Education — 7.3%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$200	$207,858
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	553,455
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,690,620

		$2,451,933

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$534,675

		$534,675

Escrowed/Prerefunded — 5.2%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$270	$296,139
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	109,805
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	304,903
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,035,880

		$1,746,727

General Obligations — 37.2%
Cleveland, 5.00%, 12/1/43(1)	$2,225	$2,519,189
Forest Hills Local School District, 5.00%, 12/1/46(1)	2,225	2,478,361
Ohio, 5.00%, 2/1/37(1)	2,225	2,525,041
Upper Arlington City School District, 5.00%, 12/1/48(1)	2,225	2,535,165
Will County, 5.00%, 11/15/45(1)	2,225	2,459,938

		$12,517,694

Hospital — 20.0%
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	$900	$905,436
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,452,472
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	277,485
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	237,944
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	538,265
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	811,406
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	527,675
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	176,836

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$565	$619,093
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,146

		$6,725,758

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$80,809

		$80,809

Insured – Electric Utilities — 20.1%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,750	$2,068,082
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	448,840
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,907,700
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	319,570

		$6,744,192

Insured – Escrowed/Prerefunded — 7.2%
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$445	$471,366
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	930,037
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,016,900

		$2,418,303

Insured – General Obligations — 5.5%
Plain School District, (NPFG), 0.00%, 12/1/27	$2,400	$1,848,480

		$1,848,480

Insured – Special Tax Revenue — 12.6%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,100,928
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,144,167

		$4,245,095

Insured – Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$514,843
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	486,880

		$1,001,723

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$551,061

		$551,061

Senior Living/Life Care — 3.5%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$544,677
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	387,878
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	246,833

		$1,179,388

Special Tax Revenue — 15.1%
Cleveland, Income Tax Revenue, 5.00%, 10/1/39(1)	$450	$511,272
Cleveland, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,032,830
Franklin County, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,280,169
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,268,465

		$5,092,736

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 12.0%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,040,200
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	2,979,953

		$4,020,153

Total Tax-Exempt Investments — 156.1% (identified cost $49,757,576)		$52,509,147

Other Assets, Less Liabilities — (56.1)%		$(18,861,071)

Net Assets Applicable to Common Shares — 100.0%		$33,648,076

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 32.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 16.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,509,147	$—	$52,509,147
Total Investments	$—	$52,509,147	$—	$52,509,147

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On December 21, 2018, the shareholders of the Fund approved an Agreement and Plan of Reorganization providing for the reorganization of the Fund into the Eaton Vance Municipal Bond Fund. The transaction was completed as of the close of business on January 18, 2019.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019